Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Text Block1 [Abstract]
Schedule of Intangible Assets

	2025	2024	2023
Net carrying amount of intangible assets	1,108	531	407
Provision for impairment of intangible assets	(40)	(40)	(40)

	1,068	491	367

Summary of Evolution of the Group's Intangible Assets
The evolution of the Group’s intangible assets for the years ended December 31, 2025, 2024 and 2023 is as follows:

	Service concessions	Exploration rights and hydrocarbon resources	Other intangibles	Total
Cost	933	110	453	1,496
Accumulated amortization	675	-	397	1,072

Balance as of December 31, 2022	258	110	56	424

Cost
Increases	31	-	2	33
Increases from business combinations	-	-	-	-
Translation effect	-	-	(60)	(60)
Adjustment for inflation (1)	-	-	36	36
Decreases, reclassifications and other movements	-	-	-	-

Accumulated amortization
Increases	28	-	9	37
Translation effect	-	-	(29)	(29)
Adjustment for inflation (1)	-	-	18	18
Decreases, reclassifications and other movements	-	-	-	-

Cost	964	110	431	1,505
Accumulated amortization	703	-	395	1,098

Balance as of December 31, 2023	261	110	36	407

Cost
Increases	86	-	4	90
Increases from business combinations	-	-	-	-
Translation effect	-	-	(12)	(12)
Adjustment for inflation (1)	-	-	51	51
Decreases, reclassifications and other movements	-	-	62	62

Accumulated amortization
Increases	27	-	16	43
Translation effect	-	-	(7)	(7)
Adjustment for inflation (1)	-	-	31	31
Decreases, reclassifications and other movements	-	-	-	-

Cost	1,050	110	536	1,696
Accumulated amortization	730	-	435	1,165

Balance as of December 31, 2024	320	110	101	531

Cost
Increases	74	-	8	82
Increases from business combinations	-	580	-	580
Translation effect	-	-	(31)	(31)
Adjustment for inflation (1)	-	-	24	24
Decreases, reclassifications and other movements	-	(54)	29	(25)

Accumulated amortization
Increases	27	-	34	61
Translation effect	-	-	(20)	(20)
Adjustment for inflation (1)	-	-	15	15
Decreases, reclassifications and other movements	-	-	(3)	(3)

Cost	1,124	636	566	2,326
Accumulated amortization	757	-	461	1,218

Balance as of December 31, 2025	367	636	105	1,108

(1)
Corresponds to the adjustment for inflation of opening balances of intangible assets of subsidiaries with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income.